TRADE AND OTHER PAYABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
TRADE AND OTHER PAYABLES
Trade payables	Rp 16,184		Rp 15,336
Other payables	648		454
Total trade and other payables	Rp 16,832	$ 1,009	Rp 15,790	Rp 19,049